Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 1,477,873	$ 10,863,040
Restricted cash	85,293
Accounts receivable, net - third parties	14,725,074	18,503,286
Accounts receivable, net - related party	450,473
Advances to suppliers, net - third parties	4,049,568	1,847,637
Advances to suppliers, net - related party	947,557
Inventories	4,630,312	1,611,836
Prepaid expenses and other current assets	974,802	774,665
Acquisition deposit	2,181,000
Total Current Assets	29,521,952	33,600,464
Property, plant and equipment, net	41,382,223	39,833,280
Intangible assets, net	6,841,513	7,401,550
Prepayment for construction of properties	3,707,700
Deferred tax assets	551,534	296,535
Total Assets	82,004,922	81,131,829
Current Liabilities:
Short term loans, net	8,858,457	7,540,381
Long term bank loans - current portion	436,200	4,460,524
Advances from customers	3,565,066	7,078,609
Deferred revenue	473,358	520,872
Accounts payable - third parties	1,815,496	2,506,484
Accounts payable - related party	557,584
Accrued and other liabilities	1,449,669	716,960
Taxes payable	2,964,524	3,352,512
Due to related parties	561,313	375,697
Total Current Liabilities	20,681,667	26,552,039
Long term bank loans	8,142,400	2,951,040
Total Liabilities	28,824,067	29,503,079
Commitments and Contingencies
Equity:
Common Stock, $0.001 par value, 200,000,000 shares authorized, 22,760,000 shares issued and outstanding as of December 31, 2018 and 2017	22,760	22,760
Additional paid-in capital	42,278,252	42,278,252
Statutory reserve	2,632,797	1,989,475
Accumulated earnings	9,084,246	5,246,950
Accumulated other comprehensive loss	(3,105,185)	(216,414)
Total RETO Eco Solutions Inc. Stockholders' Equity	50,912,870	49,321,023
Noncontrolling interest	2,267,985	2,307,727
Total Equity	53,180,855	51,628,750
Total Liabilities and Equity	$ 82,004,922	$ 81,131,829